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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Analytic/TSA Investors, Inc.
                 -------------------------------
   Address:      700 South Flower Street
                 -------------------------------
                 Suite 2400
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number:    28-801-51089
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marie Nastasi Arlt,
         -------------------------------
Title:    Vice-President
         -------------------------------
Phone:    213-688-3015
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Marie Nastasi Arlt              Los Angeles         08/15/00
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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

                                                     FORM 13F INFORMATION TABLE

Page 1 of 8
       Item 1           Item 2    Item 3    Item 4   Item 5          Item 6            Item 7              Item 8
                                                                    Investment Discr                     Voting Authority
                                                      FAIR
              NAME OF             TITLE OF CUSIP     MARKET QUANTITY
              ISSUER                CLASS  NUMBER     VALUE  (UNITS) SOLE(A) SHARED(B) OTHER(C) MANAGERS  SOLE(A)SHARED(B) OTHER(C)
             --------             -------- ------    ------ -------- ----------------- -------   -------- ----------------- -------

Agilent Technologies Inc.          Common  00846U101     431   5,842   5,842                                5,842

Abbott Laboratories                Common  002824100     985  22,098  22,098                               22,098

A D C Telecom Inc.                 Common  000886101   1,236  14,732  14,732                               14,732

Analog Devices Inc                 Common  032654105     579   7,620   7,620                                7,620

Ameren Corp.                       Common  023608102     634  18,796  18,796                               18,796

AFLAC INC                          Common  001055102     152   3,302   3,302                                3,302

American General Corp.             Common  026351106      93   1,524   1,524                                1,524

Amerada Hess Corp.                 Common  023551104   1,914  30,988  30,988                               30,988

American International Group, Inc  Common  026874107   2,597  22,098  22,098                               22,098

Advanced Micro Devices             Common  007903107     608   7,874   7,874                                7,874

America Online Inc.                Common  02364J104   1,459  27,686  27,686                               27,686

Automatic Data Products            Common  053015103   2,068  38,608  38,608                               38,608

American Express Co.               Common  025816109   2,224  42,672  42,672                               42,672

Boeing Co.                         Common  097023105   2,145  51,308  51,308                               51,308

Bank of America Corp.              Common  060505104   1,300  30,226  30,226                               30,226

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

                                                     FORM 13F INFORMATION TABLE

Page 2 of 8
       Item 1           Item 2    Item 3    Item 4   Item 5          Item 6            Item 7              Item 8
                                                                    Investment Discr                     Voting Authority
                                                      FAIR
              NAME OF             TITLE OF CUSIP     MARKET QUANTITY
              ISSUER                CLASS  NUMBER     VALUE  (UNITS) SOLE(A) SHARED(B) OTHER(C) MANAGERS  SOLE(A)SHARED(B) OTHER(C)
             --------             -------- ------    ------ -------- ----------------- -------   -------- ----------------- -------
Bell Atlantic Corp.                Common  077853109     968  19,050  19,050                               19,050

Bellsouth Corp.                    Common  079860102   2,165  50,800  50,800                               50,800

Bristol Myers Squibb Co.           Common  110122108   3,196  54,864  54,864                               54,864

Citigroup Inc                      Common  172967101   3,780  62,738  62,738                               62,738

Circuit City Strs-C C Grp          Common  172737108     135   4,064   4,064                                4,064

Chevron Corp.                      Common  166751107   2,240  26,416  26,416                               26,416

Cincinnati Financial Corp.         Common  172062101     176   5,588   5,588                                5,588

Colgate-Palmolive Co.              Common  194162103   2,205  36,830  36,830                               36,830

Chase Manhattan Corp.              Common  16161A108   1,930  41,910  41,910                               41,910

Cisco Systems, Inc.                Common  17275R102   6,377 100,330 100,330                              100,330

Centex Corp.                       Common  152312104     191   8,128   8,128                                8,128

Dollar General Corp.               Common  256669102   1,298  66,548  66,548                               66,548

Danaher Corp.                      Common  235851102   1,318  26,670  26,670                               26,670

Disney Walt Co. Com Stk            Common  254687106   1,705  43,942  43,942                               43,942

Dow Jones & Co.                    Common  260561105     112   1,524   1,524                                1,524

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

                                                     FORM 13F INFORMATION TABLE

Page 3 of 8
       Item 1           Item 2    Item 3    Item 4   Item 5          Item 6            Item 7              Item 8
                                                                    Investment Discr                     Voting Authority
                                                      FAIR
              NAME OF             TITLE OF CUSIP     MARKET QUANTITY
              ISSUER                CLASS  NUMBER     VALUE  (UNITS) SOLE(A) SHARED(B) OTHER(C) MANAGERS  SOLE(A)SHARED(B) OTHER(C)
             --------             -------- ------    ------ -------- ----------------- -------   -------- ----------------- -------
Deluxe Corp.                       Common  248019101     180   7,620   7,620                                7,620

EMC Corp.                          Common  268648102   3,068  39,878  39,878                               39,878

Eastman Chemical Co.               Common  277432100   1,601  33,528  33,528                               33,528

Eaton Corp.                        Common  278058102     357   5,334   5,334                                5,334

Fleet Boston Financial Corp.       Common  339030108   1,321  38,862  38,862                               38,862

Freeport McMoran Copper and Gold   Common  35671D857     435  46,990  46,990                               46,990

Federated Department Stores        Common  31410H101     506  14,986  14,986                               14,986

Sprint, Corp                       Common  852061100     544  10,668  10,668                               10,668

Golden West Financial              Common  381317106     218   5,334   5,334                                5,334

General Electric Co.               Common  369604103   8,145 153,670 153,670                              153,670

Home Depot, Inc.                   Common  437076102   2,740  54,864  54,864                               54,864

Harley Davidson Inc. Wis           Common  412822108   1,027  26,670  26,670                               26,670

Harrahs Ent Inc.                   Common  413619107     500  23,876  23,876                               23,876

Healthsouth Rehab Corp.            Common  421924101     539  74,930  74,930                               74,930

Hewlett-Packard Co.                Common  428236103   2,379  19,050  19,050                               19,050


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

                                                     FORM 13F INFORMATION TABLE

Page 4 of 8
       Item 1           Item 2    Item 3    Item 4   Item 5          Item 6            Item 7              Item 8
                                                                    Investment Discr                     Voting Authority
                                                      FAIR
              NAME OF             TITLE OF CUSIP     MARKET QUANTITY
              ISSUER                CLASS  NUMBER     VALUE  (UNITS) SOLE(A) SHARED(B) OTHER(C) MANAGERS  SOLE(A)SHARED(B) OTHER(C)
             --------             -------- ------    ------ -------- ----------------- -------   -------- ----------------- -------
Intel Corp.                        Common  458140100   6,622  49,530  49,530                              49,530

Johnson & Johnson                  Common  478160104   3,907  38,354  38,354                              38,354

Jefferson Pilot Corp.              Common  475070108     258   4,572   4,572                               4,572

J.P. Morgan & Co.                  Common  616880100     615   5,588   5,588                               5,588

K L A Tencor Corp                  Common  482480100     521   8,890   8,890                               8,890

Kerr-McGee Corp.                   Common  492386107     135   2,286   2,286                               2,286

Coca-Cola Co.                      Common  191216100     554   9,652   9,652                               9,652

Liz Claiborne                      Common  539320101     152   4,318   4,318                               4,318

Lowe's Companies, Inc.             Common  548661107     240   5,842   5,842                               5,842

Loews Corp.                        Common  540424108     838  13,970  13,970                              13,970

Lucent Technologies, Inc.          Common  549463107     421   7,112   7,112                               7,112

Medtronic, Inc.                    Common  585055106   2,113  42,418  42,418                              42,418

Mallinckrodt Group, Inc.           Common  561232109     154   3,556   3,556                               3,556

Minnesota Mining & Manufacturing   Common  604059105   1,802  21,844  21,844                              21,844

Philip Morris Companies, Inc.      Common  718154107   1,478  55,626  55,626                              55,626

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

                                                     FORM 13F INFORMATION TABLE

Page 5 of 8
       Item 1           Item 2    Item 3    Item 4   Item 5          Item 6            Item 7              Item 8
                                                                    Investment Discr                     Voting Authority
                                                      FAIR
              NAME OF             TITLE OF CUSIP     MARKET QUANTITY
              ISSUER                CLASS  NUMBER     VALUE  (UNITS) SOLE(A) SHARED(B) OTHER(C) MANAGERS  SOLE(A)SHARED(B) OTHER(C)
             --------             -------- ------    ------ -------- ----------------- -------   -------- ----------------- -------
Molex Inc                          Common  608554101      73   1,524   1,524                               1,524

Motorola, Inc.                     Common  620076109     908  31,242  31,242                              31,242

Merck & Co.                        Common  589331107   4,087  53,340  53,340                              53,340

USX-Marathon Group, Inc.           Common  902905827   1,280  51,054  51,054                              51,054

Microsoft Corp.                    Common  594918104   4,511  56,388  56,388                              56,388

M G I C Invt Corp Wis              Common  552848103     705  15,494  15,494                              15,494

INCO, Ltd.                         Common  453258402      86   5,588   5,588                               5,588

National City Corp.                Common  635405103     763  44,704  44,704                              44,704

Nortel Networks Corp.              Common  656568102   3,796  55,626  55,626                              55,626

Network Appliance Corp.            Common  64120L104     634   7,874   7,874                               7,874

New York Times, Co. Class A        Common  650111107   1,676  42,418  42,418                              42,418

Owens-Illinois, Inc.               Common  690768403     131  11,176  11,176                              11,176

Oracle Systems                     Common  68389X105   3,822  45,466  45,466                              45,466

Occidental Petroleum Corp.         Common  674599105     690  32,766  32,766                              32,766

Paychex Inc.                       Common  704326107   1,387  33,020  33,020                              33,020

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

                                                     FORM 13F INFORMATION TABLE

Page 6 of 8
       Item 1           Item 2    Item 3    Item 4   Item 5          Item 6            Item 7              Item 8
                                                                    Investment Discr                     Voting Authority
                                                      FAIR
              NAME OF             TITLE OF CUSIP     MARKET QUANTITY
              ISSUER                CLASS  NUMBER     VALUE  (UNITS) SOLE(A) SHARED(B) OTHER(C) MANAGERS  SOLE(A)SHARED(B) OTHER(C)
             --------             -------- ------    ------ -------- ----------------- -------   -------- ----------------- -------
Sprint Corp (PCS Group)            Common  852061506     620  10,414  10,414                              10,414

Pepsico, Inc.                      Common  713448108     248   5,588   5,588                               5,588

Pfizer, Inc.                       Common  717081103   3,621  75,438  75,438                              75,438

Peoples Energy Corp.               Common  711030106     699  21,590  21,590                              21,590

Parker Hannifin Corp.              Common  701094104     296   8,636   8,636                               8,636

Qualcomm Inc.                      Common  747525103   1,280  21,336  21,336                              21,336

SIEBEL SYSTEMS INC                 Common  826170102     415   2,540   2,540                               2,540

Scientific-Atlanta, Inc.           Common  808655104     397   5,334   5,334                               5,334

Springs Industries Corp.           Common  851783100     845  26,416  26,416                              26,416

Suntrust Banks                     Common  867914103   1,230  26,924  26,924                              26,924

Sun Microsystems, Inc.             Common  866810104   1,640  18,034  18,034                              18,034

Safeway Inc.                       Common  786514208     229   5,080   5,080                               5,080

Sysco, Corp.                       Common  871829107     535  12,700  12,700                              12,700

A T & T Corp                       Common  001957109   2,466  77,978  77,978                              77,978

Teradyne Inc                       Common  880770102     747  10,160  10,160                              10,160

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

                                                     FORM 13F INFORMATION TABLE

Page 7 of 8
       Item 1           Item 2    Item 3    Item 4   Item 5          Item 6            Item 7              Item 8
                                                                    Investment Discr                     Voting Authority
                                                      FAIR
              NAME OF             TITLE OF CUSIP     MARKET QUANTITY
              ISSUER                CLASS  NUMBER     VALUE  (UNITS) SOLE(A) SHARED(B) OTHER(C) MANAGERS  SOLE(A)SHARED(B) OTHER(C)
             --------             -------- ------    ------ -------- ----------------- -------   -------- ----------------- -------
Target Corp.                       Common  87612E106   1,562  26,924  26,924                              26,924

Timken Co.                         Common  887389104      61   3,302   3,302                               3,302

Torchmark Corp.                    Common  891027104   1,298  52,578  52,578                              52,578

T Rowe Price Associates Inc        Common  741477103     173   4,064   4,064                               4,064

T R W, Inc.                        Common  872649108     242   5,588   5,588                               5,588

Sabre Group Holdings Inc.          Common  785905100     311  10,922  10,922                              10,922

Time Warner, Inc.                  Common  887315109   1,216  16,002  16,002                              16,002

Texas Instruments, Inc.            Common  882508104   2,163  31,496  31,496                              31,496

Mediaone Group Inc.                Common  58440J104     508   7,620   7,620                               7,620

Union Pacific Corp.                Common  907818108   1,549  41,656  41,656                              41,656

United Technologies Corp.          Common  913017109   1,376  23,368  23,368                              23,368

Veritas Software Corp.             Common  923436109     517   4,572   4,572                               4,572

Worldcom, Inc.                     Common  98157D106   1,561  34,036  34,036                              34,036

Waste Management Inc.              Common  94106L109      48   2,540   2,540                               2,540

Wal-Mart Stores, Inc.              Common  931142103   1,273  22,098  22,098                              22,098

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

                                                     FORM 13F INFORMATION TABLE

Page 8 of 8
       Item 1           Item 2    Item 3    Item 4   Item 5          Item 6            Item 7              Item 8
                                                                    Investment Discr                     Voting Authority
                                                      FAIR
              NAME OF             TITLE OF CUSIP     MARKET QUANTITY
              ISSUER                CLASS  NUMBER     VALUE  (UNITS) SOLE(A) SHARED(B) OTHER(C) MANAGERS  SOLE(A)SHARED(B) OTHER(C)
             --------             -------- ------    ------ -------- ----------------- -------   -------- ----------------- -------
Wrigley Wm. Jr. Co.                Common  982526105   2,098  26,162  26,162                              26,162

Kansas City Southern Corp - Old    Common  485170104   1,036  11,684  11,684                              11,684

Exxon Mobil Corp.                  Common  30231G102   2,313  29,464  29,464                              29,464

Young & Rubicam Inc                Common  987425105     363   6,350   6,350                               6,350
                                                     -------
Total
                                                     149,076